Quarterly Report
February 28, 2021
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 1.6%
CACI International, Inc., “A” (a)	13,720	$3,036,785
Huntington Ingalls Industries, Inc.	20,843	3,666,492
		$6,703,277
Apparel Manufacturers – 0.2%
PVH Corp.	10,037	$1,003,299
Automotive – 1.9%
Adient PLC (a)	30,009	$1,112,734
Lear Corp.	33,065	5,491,766
LKQ Corp. (a)	32,219	1,269,106
		$7,873,606
Biotechnology – 1.5%
Adaptive Biotechnologies Corp. (a)	13,711	$775,631
Incyte Corp. (a)	56,381	4,434,930
Moderna, Inc. (a)	4,185	647,880
Seagen, Inc. (a)	2,201	332,593
		$6,191,034
Broadcasting – 0.6%
Trade Desk, Inc. (a)	3,070	$2,472,547
Brokerage & Asset Managers – 0.7%
Evercore Partners, Inc.	24,356	$2,917,118
Business Services – 3.2%
Concentrix Corp. (a)	3,449	$425,986
CoStar Group, Inc. (a)	925	761,978
Dropbox, Inc. (a)	78,236	1,763,830
Equifax, Inc.	26,582	4,303,094
Etsy, Inc. (a)	14,895	3,280,922
Fiserv, Inc. (a)	11,475	1,323,871
Verisk Analytics, Inc., “A”	8,711	1,427,297
		$13,286,978
Cable TV – 0.9%
Altice USA, Inc., “A” (a)	61,212	$2,057,335
Cable One, Inc.	893	1,709,961
		$3,767,296
Chemicals – 1.5%
Celanese Corp.	4,069	$565,225
Eastman Chemical Co.	52,616	5,748,824
		$6,314,049
Computer Software – 7.2%
ACI Worldwide, Inc. (a)	19,026	$727,935
Atlassian Corp. PLC, “A” (a)	4,791	1,138,821
Cadence Design Systems, Inc. (a)	56,765	8,008,974
CrowdStrike Holdings, Inc. (a)	28,757	6,211,512
DocuSign, Inc. (a)	32,383	7,339,931
Okta, Inc. (a)	16,448	4,300,329
Paylocity Holding Corp. (a)	9,579	1,831,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Twilio, Inc., “A” (a)	808	$317,447
		$29,876,358
Computer Software - Systems – 7.6%
EPAM Systems, Inc. (a)	17,247	$6,443,651
Hewlett Packard Enterprise	122,209	1,779,363
HP, Inc.	24,043	696,526
Juniper Networks, Inc.	126,478	2,944,408
ServiceNow, Inc. (a)	9,615	5,129,218
SS&C Technologies Holdings, Inc.	51,381	3,405,533
TransUnion	46,577	3,922,249
Western Digital Corp.	28,830	1,975,720
Zebra Technologies Corp., “A” (a)	11,244	5,615,591
		$31,912,259
Construction – 4.0%
American Homes 4 Rent, “A”, REIT	112,893	$3,515,488
D.R. Horton, Inc.	40,096	3,082,179
Eagle Materials, Inc.	15,873	1,990,157
Masco Corp.	16,649	886,060
Pulte Homes, Inc.	49,087	2,214,314
Stanley Black & Decker, Inc.	20,964	3,665,346
Taylor Morrison Home Corp. (a)	52,743	1,450,960
		$16,804,504
Consumer Products – 0.8%
Energizer Holdings, Inc.	31,987	$1,337,057
Newell Brands, Inc.	42,225	978,353
Reynolds Consumer Products, Inc.	42,049	1,160,973
		$3,476,383
Consumer Services – 0.6%
Grand Canyon Education, Inc. (a)	8,276	$866,414
Peloton Interactive, Inc., “A” (a)	14,849	1,788,859
		$2,655,273
Containers – 1.7%
Graphic Packaging Holding Co.	317,966	$5,046,121
Pactiv Evergreen, Inc.	80,140	1,120,357
Sealed Air Corp.	17,941	751,728
		$6,918,206
Electrical Equipment – 0.8%
Advanced Drainage Systems, Inc.	10,458	$1,150,589
AMETEK, Inc.	18,174	2,143,987
Sensata Technologies Holding PLC (a)	4,174	239,128
		$3,533,704
Electronics – 2.7%
Advanced Energy Industries, Inc.	2,471	$258,096
Amkor Technology, Inc.	40,581	969,480
Cirrus Logic, Inc. (a)	34,478	2,819,611
Lam Research Corp.	6,994	3,966,927
Silicon Laboratories, Inc. (a)	2,458	382,809
Skyworks Solutions, Inc.	16,767	2,981,508
		$11,378,431

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.8%
Diamondback Energy, Inc.	30,699	$2,126,827
EQT Corp. (a)	74,247	1,320,854
		$3,447,681
Engineering - Construction – 2.0%
APi Group, Inc. (a)	13,389	$247,696
Quanta Services, Inc.	94,787	7,947,890
		$8,195,586
Food & Beverages – 1.5%
J.M. Smucker Co.	33,431	$3,744,272
Tyson Foods, Inc., “A”	37,610	2,545,069
		$6,289,341
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	133,347	$2,156,221
Furniture & Appliances – 0.1%
Roku, Inc. (a)	584	$230,960
Gaming & Lodging – 0.6%
Marriott International, Inc., “A” (a)	15,715	$2,326,920
General Merchandise – 0.8%
Dollar General Corp.	16,705	$3,157,078
Insurance – 5.1%
Ameriprise Financial, Inc.	11,091	$2,453,773
CNO Financial Group, Inc.	90,094	2,167,662
Equitable Holdings, Inc.	115,844	3,425,507
Everest Re Group Ltd.	17,642	4,266,012
Hartford Financial Services Group, Inc.	100,269	5,082,636
Reinsurance Group of America, Inc.	30,345	3,709,069
		$21,104,659
Internet – 0.5%
GoDaddy, Inc. (a)	6,837	$554,617
Pinterest, Inc. (a)	6,980	562,448
Spotify Technology S.A. (a)	3,275	1,006,670
		$2,123,735
Leisure & Toys – 4.9%
Brunswick Corp.	72,203	$6,380,579
Electronic Arts, Inc.	42,220	5,656,213
Mattel, Inc. (a)	12,843	259,429
Polaris, Inc.	10,543	1,241,544
Scientific Games Corp. (a)	12,761	597,598
Take-Two Interactive Software, Inc. (a)	33,609	6,199,516
		$20,334,879
Machinery & Tools – 4.5%
AGCO Corp.	43,660	$5,653,097
Cummins, Inc.	3,827	968,997
ITT, Inc.	18,582	1,541,934
Regal Beloit Corp.	47,278	6,461,484
Roper Technologies, Inc.	5,544	2,093,525
Timken Co.	28,885	2,263,140
		$18,982,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 2.0%
Comerica, Inc.	35,079	$2,388,880
State Street Corp.	82,025	5,968,959
		$8,357,839
Medical & Health Technology & Services – 6.1%
Charles River Laboratories International, Inc. (a)	19,931	$5,703,056
IDEXX Laboratories, Inc. (a)	10,149	5,279,205
Laboratory Corp. of America Holdings (a)	4,986	1,196,191
McKesson Corp.	38,249	6,483,970
Quest Diagnostics, Inc.	12,945	1,496,313
Tenet Healthcare Corp. (a)	20,089	1,024,941
Universal Health Services, Inc.	33,135	4,152,810
		$25,336,486
Medical Equipment – 4.6%
Align Technology, Inc. (a)	3,290	$1,865,792
Avantor, Inc. (a)	212,521	5,922,960
Hologic, Inc. (a)	22,845	1,646,896
PerkinElmer, Inc.	30,692	3,869,954
STERIS PLC	5,156	901,269
West Pharmaceutical Services, Inc.	18,110	5,082,572
		$19,289,443
Metals & Mining – 0.5%
Reliance Steel & Aluminum Co.	15,667	$2,071,177
Natural Gas - Distribution – 1.8%
Sempra Energy	42,920	$4,977,861
UGI Corp.	61,325	2,349,361
		$7,327,222
Natural Gas - Pipeline – 1.0%
Targa Resources Corp.	100,094	$3,095,908
Williams Cos., Inc.	46,405	1,059,890
		$4,155,798
Oil Services – 1.8%
Baker Hughes Co.	33,114	$810,630
ChampionX Corp. (a)	175,092	3,724,207
NOV, Inc.	210,468	3,178,067
		$7,712,904
Other Banks & Diversified Financials – 3.4%
Bank OZK	26,213	$1,080,500
Northern Trust Corp.	48,359	4,600,392
SVB Financial Group (a)	8,472	4,281,410
Synchrony Financial	104,981	4,060,665
		$14,022,967
Pharmaceuticals – 1.0%
United Therapeutics Corp. (a)	1,760	$294,237
Zoetis, Inc.	25,366	3,937,818
		$4,232,055
Pollution Control – 0.8%
Republic Services, Inc.	35,949	$3,202,696
Railroad & Shipping – 1.5%
Kansas City Southern Co.	30,324	$6,438,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 6.9%
Extra Space Storage, Inc., REIT	7,090	$891,213
Lexington Realty Trust, REIT	377,605	4,047,926
National Storage Affiliates Trust, REIT	19,329	745,133
Omega Healthcare Investors, Inc., REIT	152,552	5,665,781
PennyMac Financial Services, Inc.	21,446	1,269,818
STAG Industrial, Inc., REIT	156,882	4,949,627
STORE Capital Corp., REIT	171,920	5,749,005
W.P. Carey, Inc., REIT	47,587	3,261,613
Weyerhaeuser Co., REIT	59,019	1,998,973
		$28,579,089
Restaurants – 0.9%
Texas Roadhouse, Inc.	40,208	$3,654,103
Specialty Chemicals – 0.4%
Corteva, Inc.	21,640	$977,046
Univar Solutions, Inc. (a)	41,337	823,020
		$1,800,066
Specialty Stores – 1.9%
AutoZone, Inc. (a)	1,657	$1,921,987
Best Buy Co., Inc.	12,228	1,227,080
Petco Health & Wellness Co., Inc. (a)	54,848	1,093,121
Urban Outfitters, Inc. (a)	33,991	1,152,295
Wayfair, Inc., “A” (a)	9,113	2,633,475
		$8,027,958
Trucking – 1.6%
Forward Air Corp.	38,501	$3,302,231
Ryder System, Inc.	28,680	1,943,643
Schneider National, Inc.	58,084	1,343,483
		$6,589,357
Utilities - Electric Power – 3.6%
CenterPoint Energy, Inc.	56,971	$1,107,516
DTE Energy Co.	17,202	2,025,020
Edison International	30,586	1,651,338
NRG Energy, Inc.	103,080	3,763,451
PG&E Corp. (a)	111,628	1,173,210
Portland General Electric Co.	49,046	2,067,779
Xcel Energy, Inc.	56,556	3,313,616
		$15,101,930
Total Common Stocks		$411,333,647
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.07% (v)	8,783,357	$8,783,357

Other Assets, Less Liabilities – (0.7)%		(3,092,437)
Net Assets – 100.0%		$417,024,567
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,783,357 and $411,333,647, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$411,333,647	$—	$—	$411,333,647
Mutual Funds	8,783,357	—	—	8,783,357
Total	$420,117,004	$—	$—	$420,117,004
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,229,472	$102,809,910	$96,255,816	$(209)	$—	$8,783,357

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,591	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.